SUMMARY OF RECONCILING DIFFERENCES BETWEEN U.S. FEDERAL STATUTORY AND EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	8.90%	6.90%
Permanent differences	0.00%	0.00%
Stock compensation/consultant stock	19.80%	0.00%
Debt discounts	(2.27%)	0.00%
Change in valuation allowance	(47.43%)	(27.90%)
Totals	0.00%	(0.00%)